Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 32,455	$ 14,007
Borrowings	57,023	67,279
Total borrowings	89,478	81,286
Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Current borrowings	4,506	400
Borrowings	35,072	32,660
Total borrowings	$ 39,578	$ 33,060
Percent of current borrowings	5.00%	0.00%
Percent of non-current borrowings	39.00%	40.00%
Percent of total loans	44.00%	40.00%